Deferred Commission Payable (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended	9 Months Ended
	Oct. 29, 2024	Sep. 22, 2023	Sep. 22, 2023	Aug. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 22, 2024	Mar. 31, 2024	Dec. 31, 2023
Exercise price		$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Deferred commissions payable, non-current liability
Accrued interest					$ 80,000			$ 80,000
Common Stock [Member]
Issuance of Common Stock, shares				6,500,000	12,500,000	74,544	74,544	12,500,000
Alliance Global Partners [Member]
Cash fee received		$ 6,500,000
Issuance of Common Stock, shares		54,000
Exercise price		$ 11.00	$ 11.00						$ 11.00
Deferred payment fees		$ 5,700,000
Annual interest rate		5.50%	5.50%			25.00%	25.00%				5.50%
Deferred commissions payable, non-current liability		$ 5,700,000	$ 5,700,000		$ 5,700,000			$ 5,700,000
Accrued interest					$ 200,000	$ 200,000	$ 200,000	$ 200,000		$ 200,000	$ 100,000
Warrants to purchase share									54,000
Deferred amount percentage			25.00%
Alliance Global Partners [Member] | Bridge Agreement [Member]
Deferred amount percentage	25.00%
Alliance Global Partners [Member] | Common Stock [Member]
Issuance of Common Stock, shares		1,300,000
Alliance Global Partners [Member] | Common Stock And Warrants [Member]
Issuance of Common Stock, shares		1,300,000